INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Income Tax And Social Contribution
Profit generated by foreign subsidiaries	R$ 471,514
Income tax and social contribution	R$ 160,315